Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total income	£ 15,408	[1]	£ 15,778	£ 14,151
Operating expenses	(10,259)	[1]	(9,459)	(9,982)
Total assets	1,061,778	[2]	1,059,731	£ 876,700
Total liabilities	1,005,461	[2]	1,006,021
Parent
Disclosure of transactions between related parties [line items]
Total income	(611)		(606)
Operating expenses	(64)		(62)
Total assets	6,491		6,803
Total liabilities	32,141		25,819
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	20		41
Operating expenses	(3,195)		(2,937)
Total assets	909		1,917
Total liabilities	3,962		3,954
Associates
Disclosure of transactions between related parties [line items]
Total income	0		0
Operating expenses	0		0
Total assets	0		0
Total liabilities	177		66
Pension funds
Disclosure of transactions between related parties [line items]
Total income	3		3
Operating expenses	(1)		(1)
Total assets	3		4
Total liabilities	£ 81		£ 69

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.